COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Alberta PPAs
Commitments under operating leases
Share of payments under PPAs	391	242	238
Sundance A
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	560
Sheerness
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	756